Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Amortization expense
2020	$ 174,208
2021	174,011
2022	173,789
2023	173,359
2024	173,283
Thereafter	7,014,200
Intangible assets, net	$ 7,882,850	$ 8,157,916